Finance costs	12 Months Ended
Dec. 31, 2024
Finance costs [Abstract]
Finance costs

25. Finance costs

	Year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Interest expense from borrowings	9,149	30,467	37,613
Interest expense from lease liabilities	1,089	688	400
Others	37	697	1,825
	10,275	31,852	39,838